Significant Accounting Policies - Schedule of Anti-dilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total potentially dilutive shares	12,883,844	3,047,858
Stock Options [Member]
Total potentially dilutive shares		40
Restricted Stock Units [Member]
Total potentially dilutive shares	789,360	15,603
Warrants to Purchase Common Stock [Member]
Total potentially dilutive shares	10,925,952	247,215
Pre-Funded Warrants to Purchase Common Stock [Member]
Total potentially dilutive shares	1,040,540	795,000
Warrants to Purchase Series C Preferred Stock [Member]
Total potentially dilutive shares	55,000	1,990,000
Series D Convertible Preferred Stock [Member]
Total potentially dilutive shares	72,992